SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Reconciliation of Net Loss per Common Share

The following table reflects the calculation of basic and diluted net earnings (loss) per common share (in dollars, except per share amounts):

Three Months Ended March 31, 2021
Class A Common Stock subject to possible redemption
Numerator: Earnings attributable to Class A Common Stock subject to possible redemption

Net earnings attributable to Class A Common Stock subject to possible redemption	$—

Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	24,300,287

Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption	$0.00

Non-Redeemable Class A and Class B Common Stock
Numerator: Net loss minus net earnings
Net loss	$(2,234,911)
Less: Net earnings attributable to Class A Common Stock subject to possible redemption	—

Non-redeemable net loss	$(2,234,911)

Denominator: Weighted average Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B Common Stock	7,218,327

Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	$(0.31)